Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,028,000
Previously Paid Amount	0.00
Total Fee Amount	141.97
Total Offset Amount	0.00
Net Fee	141.97
Narrative - Max Aggregate Offering Price	$ 1,028,000
Final Prospectus	true